Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator :
Net loss	¥ (304,147)	$ (46,613)	¥ (451,760)	¥ (164,615)
Numerator for basic and diluted net loss per share	¥ (304,147)	$ (46,613)	¥ (451,760)	¥ (164,615)
Denominator :
Weighted average number of ordinary shares	423,096,353	423,096,353	420,575,827	417,315,644
Denominator for basic and diluted net loss per share	423,096,353	423,096,353	420,575,827	417,315,644
Net loss per ordinary share:
Basic and diluted | (per share)	¥ (0.72)	$ (0.11)	¥ (1.07)	¥ (0.39)
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	28,873,176	28,873,176	28,081,052	38,073,598